SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis (Detail) - Fair Value, Recurring - Asset Acquisition - CNY (¥)
¥ in Thousands
	Sep. 30, 2022	Sep. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	¥ 165,033	¥ 164,254
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	¥ 165,033	¥ 164,254